Investments	12 Months Ended
Dec. 31, 2011
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2010	2011
	$	$
Held-to-maturity securities
- Current	2,272,727	20,714,145
- Non-current	4,445,455	1,892,308

Total	6,718,182	22,606,453

Held-to-maturity securities consist of trust fund securities carried at amortized cost. The Group recorded investment income on the trust funds of $120,766, $225,213 and $1,368,358 for the years ended December 31, 2009, 2010 and 2011, respectively. Interest receivable on the trust funds was $143,188 and $527,771 as of December 31, 2010 and 2011, respectively.